Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jun 4, 2013
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 4, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 4, 2013
Prospectus Date	rr_ProspectusDate	Sep 18, 2012

Rx Dynamic Growth Fund
STARBOARD INVESTMENT TRUST

RiskX Funds
(formerly known as the FMX Funds)

Prospectus Supplement

June 4, 2013

This supplement to the Prospectus dated September 18, 2012 for the RiskX Funds, each a series of the Starboard Investment Trust, updates the information described below for the Rx Dynamic Growth Fund.  For further information, please contact the Funds toll-free at 1-800-773-3863 .  You may obtain copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the number above.

The section of the Prospectus entitled "Fund Summaries – Rx Dynamic Growth Fund – Fees and Expenses of the Fund" is being amended in its entirety to read as follows:

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Growth Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.70%	0.70%
Acquired Fund Fees and Expenses2	0.68%	0.68%
Total Annual Fund Operating Expenses	1.83%	2.83%
Less Fee Waiver and/or Expense Limitation3	0.45%	0.45%
Net Annual Fund Operating Expenses	1.38%	2.38%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014.  The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees.  The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement..  These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund's net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.  The advisory fee payable to the Advisor increases with the Fund's asset size: the minimum annual rate is 0.00% on average daily net assets under $11 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $16 million or more.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$140	$532	$948	$2,111
Advisor	$341	$835	$1,454	$3,125

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$140	$532	$948	$2,111
Advisor	$241	$835	$1,454	$3,125

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 658.15% of the average value of its portfolio.

Investors Should Retain This Supplement for Future Reference

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Growth Fund:
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Rx Dynamic Growth Fund	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%
Redemption Fee (as a % of amount redeemed)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Rx Dynamic Growth Fund		Institutional Class Shares	Advisor Class Shares
Management Fees	[1]	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	[1]	none	1.00%
Other Expenses	[1]	0.70%	0.70%
Acquired Fund Fees and Expenses	[1][2]	0.68%	0.68%
Total Annual Fund Operating Expenses	[1]	1.83%	2.83%
Less Fee Waiver and/or Expense Limitation	[1][3]	0.45%	0.45%
Net Annual Fund Operating Expenses	[1]	1.38%	2.38%
[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees. The Fund's net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The advisory fee payable to the Advisor increases with the Fund's asset size: the minimum annual rate is 0.00% on average daily net assets under $11 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $16 million or more.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Rx Dynamic Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	140	532	948	2,111
Advisor Class Shares	341	835	1,454	3,125

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Rx Dynamic Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	140	532	948	2,111
Advisor Class Shares	241	835	1,454	3,125

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 658.15% of the average value of its portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Sep 18, 2012
Rx Dynamic Growth Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.38%	[1]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	532
5 Years	rr_ExpenseExampleYear05	948
10 Years	rr_ExpenseExampleYear10	2,111
1 Year	rr_ExpenseExampleNoRedemptionYear01	140
3 Years	rr_ExpenseExampleNoRedemptionYear03	532
5 Years	rr_ExpenseExampleNoRedemptionYear05	948
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,111
Rx Dynamic Growth Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.68%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.38%	[1]
1 Year	rr_ExpenseExampleYear01	341
3 Years	rr_ExpenseExampleYear03	835
5 Years	rr_ExpenseExampleYear05	1,454
10 Years	rr_ExpenseExampleYear10	3,125
1 Year	rr_ExpenseExampleNoRedemptionYear01	241
3 Years	rr_ExpenseExampleNoRedemptionYear03	835
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,454
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,125
Rx Dynamic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001464413_SupplementTextBlock
STARBOARD INVESTMENT TRUST

RiskX Funds
(formerly known as the FMX Funds)

Prospectus Supplement

June 4, 2013

This supplement to the Prospectus dated September 18, 2012 for the RiskX Funds, each a series of the Starboard Investment Trust, updates the information described below for the Rx Dynamic Growth Fund.  For further information, please contact the Funds toll-free at 1-800-773-3863 .  You may obtain copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the number above.

The section of the Prospectus entitled "Fund Summaries – Rx Dynamic Growth Fund – Fees and Expenses of the Fund" is being amended in its entirety to read as follows:

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Growth Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.70%	0.70%
Acquired Fund Fees and Expenses2	0.68%	0.68%
Total Annual Fund Operating Expenses	1.83%	2.83%
Less Fee Waiver and/or Expense Limitation3	0.45%	0.45%
Net Annual Fund Operating Expenses	1.38%	2.38%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014.  The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees.  The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement..  These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund's net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.  The advisory fee payable to the Advisor increases with the Fund's asset size: the minimum annual rate is 0.00% on average daily net assets under $11 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $16 million or more.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$140	$532	$948	$2,111
Advisor	$341	$835	$1,454	$3,125

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$140	$532	$948	$2,111
Advisor	$241	$835	$1,454	$3,125

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 658.15% of the average value of its portfolio.

Investors Should Retain This Supplement for Future Reference

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Growth Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 658.15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	658.15%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-773-3863

[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees. The Fund's net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The advisory fee payable to the Advisor increases with the Fund's asset size: the minimum annual rate is 0.00% on average daily net assets under $11 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $16 million or more.

Rx Dynamic Total Return Fund
STARBOARD INVESTMENT TRUST

RiskX Funds
(formerly known as the FMX Funds)

Prospectus Supplement

June 4, 2013

This supplement to the Prospectus dated September 18, 2012 for the RiskX Funds, each a series of the Starboard Investment Trust, updates the information described below for the Rx Dynamic Total Return Fund.  For further information, please contact the Funds toll-free at 1-800-773-3863 .  You may obtain copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the number above.

The section of the Prospectus entitled "Fund Summaries – Rx Dynamic Total Return Fund – Fees and Expenses of the Fund" is being amended in its entirety to read as follows:

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Total Return Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.70%	0.70%
Acquired Fund Fees and Expenses2	0.69%	0.69%
Total Annual Fund Operating Expenses	1.84%	2.84%
Less Fee Waiver and/or Expense Limitation3	0.45%	0.45%
Net Annual Fund Operating Expenses	1.39%	2.39%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014.  The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees.  The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund's net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.  The advisory fee payable to the Advisor increases with the Fund's asset size: the minimum annual rate is 0.00% on average daily net assets under $13 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $23 million or more.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$142	$535	$954	$2,122
Advisor	$342	$838	$1,459	$3,135

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$142	$535	$954	$2,122
Advisor	$242	$838	$1,459	$3,135

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 218.16% of the average value of its portfolio.

Investors Should Retain This Supplement for Future Reference

FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Total Return Fund:
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees - Rx Dynamic Total Return Fund	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	1.00%
Redemption Fee (as a % of amount redeemed)	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses - Rx Dynamic Total Return Fund		Institutional Class Shares	Advisor Class Shares
Management Fees	[1]	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	[1]	none	1.00%
Other Expenses	[1]	0.70%	0.70%
Acquired Fund Fees and Expenses	[1][2]	0.69%	0.69%
Total Annual Fund Operating Expenses	[1]	1.84%	2.84%
Less Fee Waiver and/or Expense Limitation	[1][3]	0.45%	0.45%
Net Annual Fund Operating Expenses	[1]	1.39%	2.39%
[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees. The Fund's net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The advisory fee payable to the Advisor increases with the Fund's asset size: the minimum annual rate is 0.00% on average daily net assets under $13 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $23 million or more.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Rx Dynamic Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	142	535	954	2,122
Advisor Class Shares	342	838	1,459	3,135

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Rx Dynamic Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	142	535	954	2,122
Advisor Class Shares	242	838	1,459	3,135

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 218.16% of the average value of its portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Sep 18, 2012
Rx Dynamic Total Return Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[1]
1 Year	rr_ExpenseExampleYear01	142
3 Years	rr_ExpenseExampleYear03	535
5 Years	rr_ExpenseExampleYear05	954
10 Years	rr_ExpenseExampleYear10	2,122
1 Year	rr_ExpenseExampleNoRedemptionYear01	142
3 Years	rr_ExpenseExampleNoRedemptionYear03	535
5 Years	rr_ExpenseExampleNoRedemptionYear05	954
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,122
Rx Dynamic Total Return Fund | Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%	[1]
Less Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1],[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.39%	[1]
1 Year	rr_ExpenseExampleYear01	342
3 Years	rr_ExpenseExampleYear03	838
5 Years	rr_ExpenseExampleYear05	1,459
10 Years	rr_ExpenseExampleYear10	3,135
1 Year	rr_ExpenseExampleNoRedemptionYear01	242
3 Years	rr_ExpenseExampleNoRedemptionYear03	838
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,459
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,135
Rx Dynamic Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001464413_SupplementTextBlock
STARBOARD INVESTMENT TRUST

RiskX Funds
(formerly known as the FMX Funds)

Prospectus Supplement

June 4, 2013

This supplement to the Prospectus dated September 18, 2012 for the RiskX Funds, each a series of the Starboard Investment Trust, updates the information described below for the Rx Dynamic Total Return Fund.  For further information, please contact the Funds toll-free at 1-800-773-3863 .  You may obtain copies of the Prospectus and Statement of Additional Information, free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the number above.

The section of the Prospectus entitled "Fund Summaries – Rx Dynamic Total Return Fund – Fees and Expenses of the Fund" is being amended in its entirety to read as follows:

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Total Return Fund:

Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%
Redemption Fee (as a % of amount redeemed)	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses1
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor
Management Fees	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	None	1.00%
Other Expenses	0.70%	0.70%
Acquired Fund Fees and Expenses2	0.69%	0.69%
Total Annual Fund Operating Expenses	1.84%	2.84%
Less Fee Waiver and/or Expense Limitation3	0.45%	0.45%
Net Annual Fund Operating Expenses	1.39%	2.39%

1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014.  The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees.  The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%.  In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement.  These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees.  The Fund's net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees.  The advisory fee payable to the Advisor increases with the Fund's asset size: the minimum annual rate is 0.00% on average daily net assets under $13 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $23 million or more.

Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$142	$535	$954	$2,122
Advisor	$342	$838	$1,459	$3,135

You would pay the following expenses if you did not redeem your shares:

Class	1 Year	3 Years	5 Years	10 Years
Institutional	$142	$535	$954	$2,122
Advisor	$242	$838	$1,459	$3,135

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 218.16% of the average value of its portfolio.

Investors Should Retain This Supplement for Future Reference

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Rx Dynamic Total Return Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 218.16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	218.16%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-773-3863

[1]	The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[3]	The Fund's administrator has entered into a Fund Accounting and Administration Agreement with the Fund that runs through October 1, 2014. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Fund's administrator receives payments under the agreement at a maximum annual rate of 0.70%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Fund's administrator, also through October 1, 2014, under which it has agreed (i) to pay the administrator a fee based on the daily average net assets of the Fund when net assets are below $39 million; (ii) if these payments are less than a designated minimum, then the Advisor pays a fee that makes up the difference; and (iii) to assume expenses of the Fund outlined in the Operating Plan that are not covered by the fee paid under Fund Accounting and Administration Agreement. These measures are intended to limit the Fund's operating expenses to 0.70% of the average daily net assets, exclusive of brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, extraordinary expenses, and distribution and/or service (12b-1) fees. The Fund's net expense ratio will be higher than 0.70% to the extent that the Fund incurs expenses excluded from this arrangement. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The advisory fee payable to the Advisor increases with the Fund's asset size: the minimum annual rate is 0.00% on average daily net assets under $13 million and gradually increases to a maximum annual rate of 0.45% on average daily net assets of $23 million or more.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 18, 2012